Share-Based Payment - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Number and Weighted Average Exercise Prices of Share Options [Abstract]
Outstanding at beginning of year, Number of options	52,510	54,010	49,394
Outstanding at beginning of year, Weighted average exercise price	$ 25.74	$ 26.28	$ 26.98
Granted during the year, Number of options	4,000	4,000	4,616
Granted during the year, Weighted average exercise price	$ 18.05	$ 12.02	$ 16.11
Exercised during the year, Number of options	2,645
Exercised during the year, Weighted average exercise price	$ 10.34
Expired during the year, Number of options	22,500	5,500
Expired during the year , Weighted average exercise price	$ 29.36	$ 21.03
Outstanding at end of year, Number of options	31,365	52,510	54,010
Outstanding at end of year, Weighted average exercise price	$ 23.46	$ 25.74	$ 26.28
Exercisable at end of year, Number of options	27,365	48,510	38,394
Exercisable at end of year, Weighted average exercise price	$ 24.26	$ 26.87	$ 26.63